Business Combinations - Allocation of Purchase Price (Details) - USD ($) $ in Thousands	3 Months Ended							5 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 09, 2021	Dec. 31, 2022	Jun. 09, 2022	Apr. 27, 2022	Mar. 26, 2022	Jan. 25, 2022	Dec. 31, 2021	Nov. 20, 2021	Apr. 27, 2021	Mar. 26, 2021	Jan. 25, 2021	Dec. 31, 2020	Nov. 20, 2020
Business Acquisition [Line Items]
Goodwill	$ 159,675				$ 284,268				$ 159,675					$ 284,268					$ 164,194
Measurement Period Adjustments
Accounts receivable					(500)
Identifiable intangible assets					800
Property and equipment					(4,300)
Other assets					(22)
Goodwill				$ 5,500					$ 5,403
Total assets acquired								$ (1,200)
Due to related parties							$ 2,800
Accrued expenses and other current liabilities							400
Thrasys
Business Acquisition [Line Items]
Accounts receivable															$ 3,491					$ 3,491
Prepaid expenses and other															3,001					3,001
Identifiable intangible assets															27,875					27,875
Property and equipment															101					101
Other assets															19					19
Goodwill															143,964					148,088
Total assets acquired															178,451					182,575
Accounts payable															1,779					1,779
Accrued expenses and other current liabilities															3,949					5,322
Debt															430					961
Deferred tax liabilities															6,680					6,378
Deferred revenue															700					700
Total liabilities assumed															13,538					15,140
Net assets acquired															164,913					167,435
Measurement Period Adjustments
Goodwill														(4,124)	(4,124)
Total assets acquired															(4,124)
Accrued expenses and other current liabilities															(1,373)
Deferred tax liability															302
Debt															(531)
Total liabilities assumed															(1,602)
Net assets acquired															(2,522)
BHS
Business Acquisition [Line Items]
Accounts receivable															1,257					1,257
Inventories															100					100
Prepaid expenses and other															40					40
Identifiable intangible assets															225					225
Property and equipment															53					53
Other assets															4					4
Deferred tax assets															19					19
Goodwill															15,443					16,106
Total assets acquired															17,141					17,804
Accounts payable															374					374
Accrued expenses and other current liabilities															1,067					426
Debt															113					1,234
Total liabilities assumed															1,554					2,034
Net assets acquired															15,587					$ 15,770
Measurement Period Adjustments
Goodwill														(663)	(663)
Total assets acquired															(663)
Accrued expenses and other current liabilities															641
Debt															(1,121)
Total liabilities assumed															(480)
Net assets acquired															$ (183)
TTC
Business Acquisition [Line Items]
Accounts receivable													$ 1,311					$ 1,773
Prepaid expenses and other													187					187
Identifiable intangible assets													1,125					1,125
Property and equipment													531					531
Other assets													281					281
Goodwill													58,354					57,574
Total assets acquired													61,789					61,471
Accounts payable													625					625
Accrued expenses and other current liabilities													602					602
Debt													11,216					12,500
Deferred tax liabilities													446					474
Due to related parties													4,200					1,393
Total liabilities assumed													17,089					15,594
Net assets acquired													44,700					$ 45,877
Measurement Period Adjustments
Accounts receivable													(462)
Goodwill													780	780
Total assets acquired													318
Due to related parties													2,807
Deferred tax liability													(28)
Debt													(1,284)
Total liabilities assumed													1,495
Net assets acquired													$ (1,177)
Glocal
Business Acquisition [Line Items]
Accounts receivable												$ 1,350					$ 6,461
Inventories												325					325
Identifiable intangible assets												45,289					38,039
Property and equipment												26,767					40,726
Other current assets, including short term advances												15					1,980
Other assets												509					509
Goodwill												121,913					91,871
Total assets acquired												196,168					179,911
Accounts payable												579					579
Accrued expenses and other current liabilities												9,692					8,271
Debt												19,937					22,212
Income tax liability												2,420					0
Deferred tax liabilities												8,649					0
Noncontrolling interests												29,278					17,389
Total liabilities assumed and noncontrolling interest												70,555					48,451
Net assets acquired												125,613					$ 131,460
Measurement Period Adjustments
Accounts receivable												(5,111)
Identifiable intangible assets				7,300								7,250
Property and equipment				(14,000)								(13,959)
Other current assets, including short term advances												(1,965)
Goodwill												30,042		24,575
Total assets acquired												16,257
Accrued expenses and other current liabilities	$ 1,200			200								1,421
Income tax liability												2,420
Deferred tax liability			$ 9,900	$ (2,600)	2,600							8,649
Debt		$ 11,900			(2,300)							(2,275)
Noncontrolling interest												11,889
Total liabilities assumed and noncontrolling interest												22,104
Net assets acquired							$ (5,800)					$ (5,847)
Innovations Group
Business Acquisition [Line Items]
Accounts receivable											$ 47					$ 47
Inventories											2,693					2,693
Prepaid expenses and other											530					530
Identifiable intangible assets											29,115					28,325
Property and equipment											3,642					7,937
Other assets											0					22
Goodwill											143,654					143,730
Total assets acquired											179,681					183,284
Accounts payable											472					472
Accrued expenses and other current liabilities											772					780
Debt											0					4,069
Deferred tax liabilities											8,017					7,837
Deferred revenue											302					302
Noncontrolling interests											0					0
Total liabilities assumed and noncontrolling interest											9,563					13,460
Net assets acquired											170,118					$ 169,824
Measurement Period Adjustments
Identifiable intangible assets											790
Property and equipment											(4,295)
Other assets											(22)
Goodwill											(76)			(76)
Total assets acquired											(3,603)
Accrued expenses and other current liabilities											(8)
Deferred tax liability											180
Debt											(4,069)
Total liabilities assumed and noncontrolling interest											(3,897)
Net assets acquired											$ 294
Cloudbreak
Business Acquisition [Line Items]
Accounts receivable								4,810		$ 5,551
Prepaid expenses and other								921		921
Identifiable intangible assets								32,475		32,475
Property and equipment								6,882		7,065
Other assets								1,042		631
Goodwill								110,968		107,219
Total assets acquired								157,098		153,862
Accounts payable								2,518		2,518
Other long-term liabilities								0		382
Accrued expenses and other current liabilities								905		1,267
Debt								3,752		3,752
Deferred tax liabilities								7,906		3,912
Deferred revenue								15		15
Total liabilities assumed								15,096		11,846
Net assets acquired								$ 142,002		142,016
Measurement Period Adjustments
Accounts receivable										741
Property and equipment					200					183
Other assets					(400)					(411)
Goodwill										(3,749)				$ (3,658)
Total assets acquired										(3,236)
Accrued expenses and other current liabilities					400					362
Deferred tax liability			$ (100)		$ (3,900)					(3,994)
Other long-term liabilities										382
Total liabilities assumed						$ 400				(3,250)
Net assets acquired						$ 14				$ 14